SHARE ISSUANCES SINCE JUNE 18, 2004 (INCEPTION) (Detail) (USD $)	3 Months Ended		12 Months Ended									48 Months Ended	102 Months Ended	105 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2007	Dec. 31, 2012	Mar. 31, 2013
Stock Issued During Period, Shares, New Issues (in Shares)			3,636,619
Stock Issued During Period, Value, New Issues			$ 227,000
Stock Issued During Period, Shares, Acquisitions (in Shares)				10,000,000
Stock Issued During Period, Value, Acquisitions				150,000
Stock Issued During Period, Value, Issued for Services			10,660	3,000		29,750	230,000	970,000	1,544,500	2,586,167		5,100,667
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments	80,787			173,852				121,500	2,207,600	180,225		2,510,825
Stock Issued During Period, Value, Issued for Cash (in Dollars)	69,000		201,464	857,000	50,000	173,000	10,000			517,700	5,000	522,700
Stock Repurchased and Retired During Period, Value								(2,000)				(2,000)
Adjustments to Additional Paid in Capital, Other							10,000	70,623	164,371
Stock Issued During Period, Value, Share-based Compensation, Gross				10,000
Debt Conversion, Converted Instrument, Amount (in Dollars)	0	0	0	0									253,912	253,912
Stock Issued During Period, Value, Conversion of Convertible Securities	80,787			173,852									173,852	254,639
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature			321,002	70,568	107,406			62,000
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures				10,000
Increase (Decrease) in Deferred Compensation						(100,000)
Stock Issued During Period, Value, Issued for Noncash Considerations				180,000		187,500
Line of Credit Facility, Maximum Borrowing Capacity						5,000,000
Line of Credit Facility, Description				Tangiers will pay the Company 90% of the lowest volume weighted average price of the Company's common stock during the 5-day pricing period immediately following any advance notice provided to Tangiers.		Tangiers will pay the Company 90% of the lowest volume weighted average price of the Company's common stock during the pricing period as quoted by Bloomberg, LP on the Over-the-Counter Bulletin Board ("OTCBB").
Line of Credit Facility, Covenant Terms				limited to $100,000 per 10 consecutive trading days after the advance notice		limited to $100,000 per 10 consecutive trading days after the advance notice
Line of Credit Facility, Commitment Fee Amount						85,000
Stock payable for commitment fee on equity offering (in Shares)					6,589,147
Stock Issued During Period, Value, Purchase of Assets					150,000
Equity Line of Credit, Shares (in Shares)				19,726,822
Common stock issued for settlement of services				62,095
Debt Conversion, Converted Instrument, Warrants or Options Issued (in Shares)				500,000
Investment Warrants, Exercise Price (in Dollars per share)				$ 0.05
Proceeds from Warrant Exercises	0	0	0	25,000									25,000	25,000
Stock Payable, Shares (in Shares)				500,000
Proceeds from Issuance of Common Stock (in Dollars)			201,464
Repayments of Notes Payable			25,536
Debt Instrument, Face Amount			25,000										25,000
Stock issued during period, exercise of warrants (in Shares)			500,000
Stock issued for geological services [Member]
Stock Issued During Period, Shares, Issued for Services (in Shares)			26,650
Stock Issued During Period, Value, Issued for Services			4,000
Sales Commissions and Fees [Member]
Stock Issued During Period, Value, Restricted Stock Award, Gross			5,610
Restricted Stock Issued for Services Rendered [Member]
Stock Issued During Period, Value, Restricted Stock Award, Gross			6,660
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)			90,000
Warrants exercised but shares unissued [Member]
Investment Warrants, Exercise Price (in Dollars per share)			$ 0.05
Proceeds from Warrant Exercises			25,000
Stock issued during period, exercise of warrants (in Shares)			500,000
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised (in Shares)			500,000
Conversion of Series A Preferred Stock [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)								1,200,000
Conversion of Series A Preferred Stock [Member]
Preferred Stock, Conversion Basis								one share of common stock per two shares of preferred stock
Conversion of $50,000 Note [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)				1,600,467				1,250,000
Conversion of $50,000 Note [Member]
Debt Conversion, Debt and Interest, Amount				52,495
Debt Conversion, Original Debt, Amount				50,000
Debt Conversion, Accrued Interest, Amount				2,495
Conversion of $12,000 Note [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)								100,000
Conversion of $50,000 and $12,000 Notes [Member]
Stock Issued During Period, Value, Conversion of Convertible Securities								121,500
Conversion of $17,500 Note [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)				863,681
Conversion of $17,500 Note [Member]
Debt Conversion, Debt and Interest, Amount				18,725
Debt Conversion, Original Debt, Amount				17,500
Debt Conversion, Accrued Interest, Amount				1,225
Conversion of $50,000 Note #2 [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)				1,437,416
Conversion of $50,000 Note #2 [Member]
Debt Conversion, Debt and Interest, Amount				51,612
Debt Conversion, Original Debt, Amount				50,000
Debt Conversion, Accrued Interest, Amount				1,612
Conversion of $50,000 Asher Note [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)				557,528
Conversion of $50,000 Asher Note [Member]
Debt Conversion, Debt and Interest, Amount				51,020
Debt Conversion, Original Debt, Amount				50,000
Debt Conversion, Accrued Interest, Amount				1,020
Common Stock [Member]
Stock Issued During Period, Shares, New Issues (in Shares)											320,000
Stock Issued During Period, Value, New Issues											320
Stock Issued During Period, Shares, Acquisitions (in Shares)											320,000
Stock Issued During Period, Value, Acquisitions											320
Stock Issued During Period, Shares, Issued for Services (in Shares)				42,857		2,500,000	5,500,000					12,005,491
Stock Issued During Period, Value, Issued for Services			117	43		2,500	5,500	10,575	1,309	121
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)	3,500,000			4,459,092				1,350,000	1,202,000	12,127		2,574,127
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments	3,500			4,459				1,350	1,202	12
Stock Issued During Period, Shares, Issued for Cash (in Shares)	2,211,580		3,248,719	10,314,967	5,000,000	21,800,000	2,275,000			102,643	200,000	302,643
Stock Issued During Period, Value, Issued for Cash (in Dollars)	2,211		3,249	10,315	5,000	21,800	2,275			103	200
Stock Repurchased and Retired During Period, Shares (in Shares)								(200,000)				(200,000)
Stock Repurchased and Retired During Period, Value								(200)
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares)				111,112
Stock Issued During Period, Value, Conversion of Convertible Securities								1,200
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures				111
Stock Issued During Period, Shares, Issued for Noncash Consideration (in Shares)				2,000,000		10,000,000
Stock Issued During Period, Value, Issued for Noncash Considerations				2,000		10,000
Stock payable for commitment fee on equity offering (in Shares)					6,589
Stock Issued During Period, Shares, Purchase of Assets (in Shares)					10,000,000
Stock Issued During Period, Value, Purchase of Assets					10,000
Common stock issued for settlement of services, shares (in Shares)				550,000
Common stock issued for settlement of services				550
Preferred Stock [Member] | Series A Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in Shares)											1,200,000
Stock Issued During Period, Shares, Acquisitions (in Shares)											1,200,000
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares)						4,000,000
Preferred Stock [Member] | Series I Preferred Stock [Member]
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares)								100
Preferred Stock [Member] | Series G Preferred Stock [Member]
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares)						100,000
Additional Paid-in Capital [Member]
Stock Issued During Period, Value, New Issues											(1,520)
Stock Issued During Period, Value, Acquisitions											(1,520)
Stock Issued During Period, Value, Issued for Services			10,543	2,957		27,250	224,500	959,425	1,543,191	2,586,046
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments	77,287			169,393				120,150	2,206,398	180,213
Stock Issued During Period, Value, Issued for Cash (in Dollars)	66,789		198,215	846,685	45,000	151,200	7,725			517,597	4,800
Stock Repurchased and Retired During Period, Value			100					(1,800)
Adjustments to Additional Paid in Capital, Other							10,000	70,623	164,371
Stock Issued During Period, Value, Share-based Compensation, Gross								101,000
Stock Issued During Period, Value, Conversion of Convertible Securities								1,200
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature			321,002	70,568	107,406			62,000
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures				9,889
Stock Issued During Period, Value, Issued for Noncash Considerations				178,000		177,500
Stock payable for commitment fee on equity offering (in Shares)					108,721	(115,310)
Stock Issued During Period, Value, Purchase of Assets					140,000
Common stock issued for settlement of services				61,545
Stock Payable
Stock payable for commitment fee on equity offering (in Shares)					(115,310)	115,310
Series A Preferred Stock [Member]
Preferred Stock, Conversion Basis						5 shares of common					one common share per two preferred shares
Preferred Stock, Voting Rights						10 votes per share
Conversion of Stock, Shares Converted (in Shares)								2,400,000
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures						253,785
Series I Preferred Stock [Member]
Preferred Stock, Voting Rights								80% of the voting rights
Series G Preferred Stock [Member]
Preferred Stock, Conversion Basis						1/100 of an ounce of gold, or 20 shares of common
Stock Repurchased and Retired During Period, Value			100
Preferred Stock, Voting Rights						no voting rights
Conversion of $50,000 Note [Member]
Debt Conversion, Converted Instrument, Amount (in Dollars)								50,000
Debt Conversion, Original Debt, Interest Rate of Debt								20.00%
Debt Instrument, Maturity Date, Description								thirty
Conversion of $12,000 Note [Member]
Debt Conversion, Converted Instrument, Amount (in Dollars)								$ 12,000
Debt Conversion, Original Debt, Interest Rate of Debt								10.00%
Debt Instrument, Maturity Date, Description								one year